COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENT LIABILITIES
Contract amounts of financial instruments that represent credit risk	$ 73,610	$ 73,639
Data processing expense	910	894
Dividends paid	980	980
Commitments to extend credit
COMMITMENTS AND CONTINGENT LIABILITIES
Contract amounts of financial instruments that represent credit risk	34,078	25,497
Unused lines of credit
COMMITMENTS AND CONTINGENT LIABILITIES
Contract amounts of financial instruments that represent credit risk	38,967	45,896
Standby letters of credit
COMMITMENTS AND CONTINGENT LIABILITIES
Contract amounts of financial instruments that represent credit risk	565	$ 2,246
Bank
COMMITMENTS AND CONTINGENT LIABILITIES
Dividends paid	0
Additional available to pay dividends to the Company, without prior regulatory approval and without affecting its status	$ 10,200